STOCK OPTIONS AND WARRANTS (Detail Textuals)										6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2011	Dec. 30, 2009	Jun. 30, 2013 2003 Stock Option Plan	Dec. 31, 2012 2003 Stock Option Plan	Jun. 30, 2012 2003 Stock Option Plan	Dec. 31, 2011 2003 Stock Option Plan	Dec. 31, 2010 2003 Stock Option Plan	Dec. 31, 2009 2003 Stock Option Plan	Jun. 30, 2013 2003 Stock Option Plan Year Granted 2012	Dec. 31, 2012 2003 Stock Option Plan Year Granted 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue			2,500,000						2,500,000
Options outstanding	2,291,000	344,000		2,291,000	2,299,000	2,311,000	344,000	528,000		1,965,000	1,965,000
Extension of expiration date										Dec. 31, 2013	Dec. 31, 2013